Other (Expenses) Income - Summary of Other (Expenses) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Freight tax (expense) recovery	$ (3,339)	$ 154	$ (594)
Foreign exchange gain (loss)	252	138	(107)
Other (expense) income	(10)	93	(313)
Total	(3,097)	3,805	$ (1,014)
Warrant [Member]
Income Tax Contingency [Line Items]
Gain on initial recognition of stock purchase warrant	$ 0	$ 3,420